Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 6—Debt

Debt, net of debt discounts, consists of the following:

	December 31,
	2017	2016
	(in thousands)
Debt Obligations:
2017 Senior Secured Notes	$439,364	$438,880
2018 Senior Secured Term Loan B	718,125	722,706
2013 Revolving Credit Facility	475,000	500,000
Senior Secured Credit Facility	661,478	777,326
2020 Senior Secured Notes	750,000	750,000
Less: unamortized deferred financing costs	—	(43,463)
Total debt	3,043,967	3,145,449
Less: liabilities subject to compromise	(3,043,967)	—
Less: current portion of long-term debt	—	(496,790)
Total long-term debt	$—	$2,648,659

On November 12, 2017, the Debtors filed the Bankruptcy Petitions for relief under Chapter 11 of the Bankruptcy Code. The filing of the Bankruptcy Petitions constituted an event of default with respect to the 2017 Senior Secured Notes, 2018 Senior Secured Term Loan B, 2013 Revolving Credit Facility, Senior Secured Credit Facility and 2020 Senior Secured Notes (as defined below). As a result, the corresponding pre-petition secured indebtedness became immediately due and payable and any efforts to enforce such payment obligations were automatically stayed as a result of the Chapter 11 proceedings. As of December 31, 2017, all debt is classified as liabilities subject to compromise on our consolidated balance sheets.

2017 Senior Secured Notes

In November 2012, Pacific Drilling V Limited (“PDV”), an indirect, wholly-owned subsidiary of the Company, and the Company, as guarantor, completed a private placement of $500.0 million in aggregate principal amount of 7.25% senior secured notes due 2017 (the “2017 Senior Secured Notes”). The 2017 Senior Secured Notes bore interest at 7.25% per annum, payable semiannually on June 1 and December 1, with a scheduled maturity on December 1, 2017.

The 2017 Senior Secured Notes are secured by a first-priority security interest (subject to certain exceptions) in the Pacific Khamsin, and substantially all of the other assets of PDV, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.

During the year ended December 31, 2016, we repurchased $60.6 million of our 2017 Senior Secured Notes.

Senior Secured Credit Facility

In February 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “SSCF Borrowers”) and the Company, as guarantor, entered into a senior secured credit facility agreement, as amended and restated (the “SSCF”), to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “SSCF Vessels”). The SSCF is primarily secured on a first priority basis by liens on the SSCF Vessels, and by an assignment of earnings and insurance proceeds relating thereto.

In 2015, we completed the final drawdown under this facility, resulting in a cumulative total drawdown of $985.0 million. Following the final drawdown, the SSCF consisted of two principal tranches: (i) a Commercial Tranche of $492.5 million provided by a syndicate of commercial banks and (ii) a Garanti — Instituttet for Eksportkreditt (“GIEK”) Tranche of $492.5 million guaranteed by GIEK, comprised of two sub-tranches: (x) an Eksportkreditt Norge AS (“EKN”) sub-tranche of $246.3 million and (y) a bank sub-tranche of $246.3 million.

Borrowings under (A) the Commercial Tranche bear interest at London Interbank Offered Rate (“LIBOR”) plus a margin of 3.75%, (B) the EKN sub-tranche bear interest, at our option, at (i) LIBOR plus a margin of 1.5% (which margin may be reset on May 31, 2019) or (ii) at a Commercial Interest Reference Rate of 2.37% and (C) the bank sub-tranche bear interest at LIBOR plus a margin of 1.5%. Borrowings under both sub-tranches are also subject to a guarantee fee of 2% per annum. Interest is payable quarterly.

The Commercial Tranche has a scheduled maturity on May 31, 2019. Loans made with respect to the Pacific Sharav under the GIEK Tranche have a scheduled maturity on May 12, 2026. Loans made with respect to the Pacific Meltem under the GIEK Tranche have a scheduled maturity on November 24, 2026. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced or renewed on or before February 28, 2019. If the GIEK Tranche put option is exercised, each SSCF Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on or before May 31, 2019, without any premium, penalty or fees of any kind. The SSCF requires semiannual amortization payments of $39.9 million; however, we will not make these payments during the pendency of our Chapter 11 proceedings.

As of December 31, 2016, we had pledged $31.7 million as collateral to the SSCF lenders to comply with the loan to rig value covenant. The pledged amount was classified as restricted cash on our consolidated balance sheets at December 31, 2016. During 2017, we applied the cash collateral to the principal installment due in May 2017.

2020 Senior Secured Notes

On June 3, 2013, we completed a $750.0 million private placement of 5.375% senior secured notes due 2020 (the “2020 Senior Secured Notes”).

The 2020 Senior Secured Notes bear interest at 5.375% per annum, payable semiannually on June 1 and December 1, with a scheduled maturity on June 1, 2020.

The 2020 Senior Secured Notes are guaranteed by each of our subsidiaries that own the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana (the “Shared Collateral Vessels”), each of our subsidiaries that own or previously owned equity or similar interests in a Shared Collateral Vessel-owning subsidiary, and certain other of our subsidiaries that are parties to charters in respect of the Shared Collateral Vessels, and will be guaranteed by certain other future subsidiaries.

The 2020 Senior Secured Notes are secured, on an equal and ratable, first priority basis, with the obligations under the Senior Secured Term Loan B (as defined below), the 2013 Revolving Credit Facility (as defined below) and certain future obligations, subject to payment priorities in favor of lenders under the 2013 Revolving Credit Facility pursuant to the terms of an intercreditor agreement (the “Intercreditor Agreement”), by liens on the Shared Collateral Vessels, a pledge of the equity of the entities that own the Shared Collateral Vessels, assignments of earnings and insurance proceeds with respect to the Shared Collateral Vessels, and certain other assets of the subsidiary guarantors (collectively, the “Shared Collateral”).

2018 Senior Secured Institutional Term Loan – Term Loan B

On June 3, 2013, we entered into a $750.0 million senior secured institutional term loan maturing 2018 (the “Senior Secured Term Loan B”). The Senior Secured Term Loan B bears interest, at our election, at either (1) LIBOR, which will not be less than a floor of 1% plus a margin of 3.5% per annum, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin of 2.5% per annum. Interest is payable quarterly. The Senior Secured Term Loan B requires quarterly amortization payments of $1.9 million and has a scheduled maturity on June 3, 2018; however, we will not make these payments during the pendency of our Chapter 11 proceedings.

The Senior Secured Term Loan B is secured by the Shared Collateral and subject to the terms and provisions of the Intercreditor Agreement.

2013 Revolving Credit Facility

On June 3, 2013, we entered into a $500.0 million senior secured revolving credit facility with a scheduled maturity on June 3, 2018 (as amended, the “2013 Revolving Credit Facility”). The 2013 Revolving Credit Facility is secured by the Shared Collateral and subject to the provisions of the Intercreditor Agreement. The 2013 Revolving Credit Facility permitted loans to be extended up to a maximum sublimit of $475.0 million and permitted letters of credit to be issued up to a maximum sublimit of $300.0 million, subject to a $475.0 million overall facility limit.

Borrowings under the 2013 Revolving Credit Facility bear interest, at our option, at either (1) LIBOR plus a margin ranging from 3.25% to 3.75% based on our leverage ratio, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever is the highest rate in each case plus a margin ranging from 2.25% to 2.75% per annum based on our leverage ratio. Undrawn commitments accrue a fee ranging from 1.3% to 1.5% per annum based on our leverage ratio. Interest is payable quarterly. Outstanding but undrawn letters of credit accrue a fee at a rate equal to the margin on LIBOR loans minus 1%.

Interest Expense

We have not accrued interest expenses that we believe are not probable of being treated as an allowed claim in the Chapter 11 proceedings. During the year ended December 31, 2017, contractual interest related to the 2017 Senior Secured Notes, the 2020 Senior Secured Notes and the Senior Secured Term Loan B that would have been accrued absent the Bankruptcy Petitions was $12.0 million.

Deferred Financing Costs

During the year ended December 31, 2017, $30.8 million of deferred financing costs previously recorded within our consolidated balance sheets were written off as an expense.